Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000153971 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R6
Trading Symbol	JFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R6/JFAIX)	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R6/JFAIX) returned 6.05% for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by positive economic growth, better-than-expected corporate earnings, and the strong performance of large, growth-oriented companies.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | The graphics processor maker company continued to benefit from robust demand to power a rapidly expanding global AI ecosystem.
Amazon.com, Inc. | The company’s stock rallied amid continued momentum in the company’s core e-commerce business and growing profitability in its cloud computing services unit.
Oracle Corp. | The enterprise software maker company reported accelerating revenue growth from the increasing migration to cloud computing and generative AI.
TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder faced underperforming new home sales as buyers struggled with affordability and higher mortgage rates.
Elevance Health, Inc. | The health insurer reported higher-than-expected loss ratios in its Medicaid business.
Avantor, Inc. | Weakness in the company’s lab supplies business and the departure of its CEO weighed on the stock.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R6/JFAIX)	6.05%	14.80%	12.76%
Russell 3000 Index	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 597,442,883
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 3,580,561
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$597,442,883
Total number of portfolio holdings	51
Total advisory fees paid (net)	$3,580,561
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Sector Composition
Information technology	28.0%
Consumer discretionary	21.6%
Health care	12.1%
Financials	12.0%
Communication services	10.0%
Energy	5.0%
Industrials	3.9%
Consumer staples	3.3%
Real estate	2.6%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000100846 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R4
Trading Symbol	JFARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R4/JFARX)	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R4/JFARX) returned 5.81% for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by positive economic growth, better-than-expected corporate earnings, and the strong performance of large, growth-oriented companies.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | The graphics processor maker company continued to benefit from robust demand to power a rapidly expanding global AI ecosystem.
Amazon.com, Inc. | The company’s stock rallied amid continued momentum in the company’s core e-commerce business and growing profitability in its cloud computing services unit.
Oracle Corp. | The enterprise software maker company reported accelerating revenue growth from the increasing migration to cloud computing and generative AI.
TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder faced underperforming new home sales as buyers struggled with affordability and higher mortgage rates.
Elevance Health, Inc. | The health insurer reported higher-than-expected loss ratios in its Medicaid business.
Avantor, Inc. | Weakness in the company’s lab supplies business and the departure of its CEO weighed on the stock.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R4/JFARX)	5.81%	14.59%	12.56%
Russell 3000 Index	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 597,442,883
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 3,580,561
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$597,442,883
Total number of portfolio holdings	51
Total advisory fees paid (net)	$3,580,561
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Sector Composition
Information technology	28.0%
Consumer discretionary	21.6%
Health care	12.1%
Financials	12.0%
Communication services	10.0%
Energy	5.0%
Industrials	3.9%
Consumer staples	3.3%
Real estate	2.6%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000153970 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R2
Trading Symbol	JFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R2/JFACX)	$125	1.22%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R2/JFACX) returned 5.49% for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by positive economic growth, better-than-expected corporate earnings, and the strong performance of large, growth-oriented companies.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | The graphics processor maker company continued to benefit from robust demand to power a rapidly expanding global AI ecosystem.
Amazon.com, Inc. | The company’s stock rallied amid continued momentum in the company’s core e-commerce business and growing profitability in its cloud computing services unit.
Oracle Corp. | The enterprise software maker company reported accelerating revenue growth from the increasing migration to cloud computing and generative AI.
TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder faced underperforming new home sales as buyers struggled with affordability and higher mortgage rates.
Elevance Health, Inc. | The health insurer reported higher-than-expected loss ratios in its Medicaid business.
Avantor, Inc. | Weakness in the company’s lab supplies business and the departure of its CEO weighed on the stock.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R2/JFACX)	5.49%	14.22%	12.26%
Russell 3000 Index	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 597,442,883
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 3,580,561
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$597,442,883
Total number of portfolio holdings	51
Total advisory fees paid (net)	$3,580,561
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Sector Composition
Information technology	28.0%
Consumer discretionary	21.6%
Health care	12.1%
Financials	12.0%
Communication services	10.0%
Energy	5.0%
Industrials	3.9%
Consumer staples	3.3%
Real estate	2.6%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000100843 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class I
Trading Symbol	JFCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class I/JFCIX)	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class I/JFCIX) returned 5.94% for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by positive economic growth, better-than-expected corporate earnings, and the strong performance of large, growth-oriented companies.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | The graphics processor maker company continued to benefit from robust demand to power a rapidly expanding global AI ecosystem.
Amazon.com, Inc. | The company’s stock rallied amid continued momentum in the company’s core e-commerce business and growing profitability in its cloud computing services unit.
Oracle Corp. | The enterprise software maker company reported accelerating revenue growth from the increasing migration to cloud computing and generative AI.
TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder faced underperforming new home sales as buyers struggled with affordability and higher mortgage rates.
Elevance Health, Inc. | The health insurer reported higher-than-expected loss ratios in its Medicaid business.
Avantor, Inc. | Weakness in the company’s lab supplies business and the departure of its CEO weighed on the stock.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class I/JFCIX)	5.94%	14.67%	12.65%
Russell 3000 Index	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 597,442,883
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 3,580,561
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$597,442,883
Total number of portfolio holdings	51
Total advisory fees paid (net)	$3,580,561
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Sector Composition
Information technology	28.0%
Consumer discretionary	21.6%
Health care	12.1%
Financials	12.0%
Communication services	10.0%
Energy	5.0%
Industrials	3.9%
Consumer staples	3.3%
Real estate	2.6%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000100842 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class C
Trading Symbol	JFCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class C/JFCCX)	$186	1.82%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class C/JFCCX) returned 4.87% (excluding sales charges) for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by positive economic growth, better-than-expected corporate earnings, and the strong performance of large, growth-oriented companies.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | The graphics processor maker company continued to benefit from robust demand to power a rapidly expanding global AI ecosystem.
Amazon.com, Inc. | The company’s stock rallied amid continued momentum in the company’s core e-commerce business and growing profitability in its cloud computing services unit.
Oracle Corp. | The enterprise software maker company reported accelerating revenue growth from the increasing migration to cloud computing and generative AI.
TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder faced underperforming new home sales as buyers struggled with affordability and higher mortgage rates.
Elevance Health, Inc. | The health insurer reported higher-than-expected loss ratios in its Medicaid business.
Avantor, Inc. | Weakness in the company’s lab supplies business and the departure of its CEO weighed on the stock.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class C/JFCCX)	3.87%	13.53%	11.52%
Fundamental All Cap Core Fund (Class C/JFCCX)—excluding sales charge	4.87%	13.53%	11.52%
Russell 3000 Index	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 597,442,883
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 3,580,561
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$597,442,883
Total number of portfolio holdings	51
Total advisory fees paid (net)	$3,580,561
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Sector Composition
Information technology	28.0%
Consumer discretionary	21.6%
Health care	12.1%
Financials	12.0%
Communication services	10.0%
Energy	5.0%
Industrials	3.9%
Consumer staples	3.3%
Real estate	2.6%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000100841 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class A
Trading Symbol	JFCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class A/JFCAX)	$115	1.12%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class A/JFCAX) returned 5.60% (excluding sales charges) for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a broad rally in U.S. stocks, driven by positive economic growth, better-than-expected corporate earnings, and the strong performance of large, growth-oriented companies.
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | The graphics processor maker company continued to benefit from robust demand to power a rapidly expanding global AI ecosystem.
Amazon.com, Inc. | The company’s stock rallied amid continued momentum in the company’s core e-commerce business and growing profitability in its cloud computing services unit.
Oracle Corp. | The enterprise software maker company reported accelerating revenue growth from the increasing migration to cloud computing and generative AI.
TOP PERFORMANCE DETRACTORS
Lennar Corp. | The homebuilder faced underperforming new home sales as buyers struggled with affordability and higher mortgage rates.
Elevance Health, Inc. | The health insurer reported higher-than-expected loss ratios in its Medicaid business.
Avantor, Inc. | Weakness in the company’s lab supplies business and the departure of its CEO weighed on the stock.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class A/JFCAX)	0.32%	13.16%	11.73%
Fundamental All Cap Core Fund (Class A/JFCAX)—excluding sales charge	5.60%	14.33%	12.31%
Russell 3000 Index	15.68%	15.19%	13.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 597,442,883
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 3,580,561
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$597,442,883
Total number of portfolio holdings	51
Total advisory fees paid (net)	$3,580,561
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Sector Composition
Information technology	28.0%
Consumer discretionary	21.6%
Health care	12.1%
Financials	12.0%
Communication services	10.0%
Energy	5.0%
Industrials	3.9%
Consumer staples	3.3%
Real estate	2.6%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.6%
NVIDIA Corp.	6.3%
Alphabet, Inc., Class A	5.4%
KKR & Company, Inc.	3.9%
Apple, Inc.	3.8%
Cheniere Energy, Inc.	3.8%
Workday, Inc., Class A	3.5%
Hologic, Inc.	3.4%
Lennar Corp., Class A	3.3%
First Hawaiian, Inc.	2.7%

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000107909 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class A
Trading Symbol	JHAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class A/JHAAX)	$163	1.61%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class A/JHAAX) returned 2.57% (excluding sales charges) for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a rally in global equity markets, higher bond yields in most regions of the world, and a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers in global financial markets.
Cash | A small position in cash-equivalent securities provided a noteworthy level of interest income.
Emerging markets strategy | This strategy, which invests in stable, high-quality emerging market companies, contributed to the fund’s overall performance.
TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the U.S. dollar and Japanese yen.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class A/JHAAX)	(2.56)%	2.33%	1.22%
Multi-Asset Absolute Return Fund (Class A/JHAAX)—excluding sales charge	2.57%	3.39%	1.74%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.66%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.65%	2.88%	2.00%
30% MSCI ACWI/70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.57%	3.88%	4.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 235,942,567
Holdings Count | Holding	288
Advisory Fees Paid, Amount	$ 2,907,641
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$235,942,567
Total number of portfolio holdings	288
Total advisory fees paid (net)	$2,907,641
Portfolio turnover rate	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.2%
Health care	14.6%
Financials	12.4%
Communication services	10.7%
Industrials	9.6%
Consumer staples	8.9%
Consumer discretionary	7.4%
Utilities	2.4%
Materials	0.8%
Real estate	0.1%
U.S. Government	6.1%
Preferred securities	0.1%
Other assets and liabilities, net	4.7%

Country Composition
United States	78.9%
United Kingdom	3.6%
France	2.6%
Taiwan	2.2%
China	1.9%
Denmark	1.8%
Switzerland	1.6%
Ireland	1.6%
Spain	1.1%
South Korea	1.1%
Other countries	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000107910 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class C
Trading Symbol	JHACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class C/JHACX)	$234	2.31%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class C/JHACX) returned 2.47% (excluding sales charges) for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a rally in global equity markets, higher bond yields in most regions of the world, and a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers in global financial markets.
Cash | A small position in cash-equivalent securities provided a noteworthy level of interest income.
Emerging markets strategy | This strategy, which invests in stable, high-quality emerging market companies, contributed to the fund’s overall performance.
TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the U.S. dollar and Japanese yen.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class C/JHACX)	1.47%	2.66%	1.03%
Multi-Asset Absolute Return Fund (Class C/JHACX)—excluding sales charge	2.47%	2.66%	1.03%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.66%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.65%	2.88%	2.00%
30% MSCI ACWI/70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.57%	3.88%	4.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 235,942,567
Holdings Count | Holding	288
Advisory Fees Paid, Amount	$ 2,907,641
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$235,942,567
Total number of portfolio holdings	288
Total advisory fees paid (net)	$2,907,641
Portfolio turnover rate	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.2%
Health care	14.6%
Financials	12.4%
Communication services	10.7%
Industrials	9.6%
Consumer staples	8.9%
Consumer discretionary	7.4%
Utilities	2.4%
Materials	0.8%
Real estate	0.1%
U.S. Government	6.1%
Preferred securities	0.1%
Other assets and liabilities, net	4.7%

Country Composition
United States	78.9%
United Kingdom	3.6%
France	2.6%
Taiwan	2.2%
China	1.9%
Denmark	1.8%
Switzerland	1.6%
Ireland	1.6%
Spain	1.1%
South Korea	1.1%
Other countries	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000107911 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class I
Trading Symbol	JHAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class I/JHAIX)	$133	1.31%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class I/JHAIX) returned 2.82% for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a rally in global equity markets, higher bond yields in most regions of the world, and a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers in global financial markets.
Cash | A small position in cash-equivalent securities provided a noteworthy level of interest income.
Emerging markets strategy | This strategy, which invests in stable, high-quality emerging market companies, contributed to the fund’s overall performance.
TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the U.S. dollar and Japanese yen.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class I/JHAIX)	2.82%	3.69%	2.05%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.66%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.65%	2.88%	2.00%
30% MSCI ACWI/70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.57%	3.88%	4.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 235,942,567
Holdings Count | Holding	288
Advisory Fees Paid, Amount	$ 2,907,641
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$235,942,567
Total number of portfolio holdings	288
Total advisory fees paid (net)	$2,907,641
Portfolio turnover rate	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.2%
Health care	14.6%
Financials	12.4%
Communication services	10.7%
Industrials	9.6%
Consumer staples	8.9%
Consumer discretionary	7.4%
Utilities	2.4%
Materials	0.8%
Real estate	0.1%
U.S. Government	6.1%
Preferred securities	0.1%
Other assets and liabilities, net	4.7%

Country Composition
United States	78.9%
United Kingdom	3.6%
France	2.6%
Taiwan	2.2%
China	1.9%
Denmark	1.8%
Switzerland	1.6%
Ireland	1.6%
Spain	1.1%
South Korea	1.1%
Other countries	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000107912 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class NAV)	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class NAV) returned 2.93% for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a rally in global equity markets, higher bond yields in most regions of the world, and a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers in global financial markets.
Cash | A small position in cash-equivalent securities provided a noteworthy level of interest income.
Emerging markets strategy | This strategy, which invests in stable, high-quality emerging market companies, contributed to the fund’s overall performance.
TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the U.S. dollar and Japanese yen.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class NAV)	2.93%	3.80%	2.17%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.66%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.65%	2.88%	2.00%
30% MSCI ACWI/70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.57%	3.88%	4.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 235,942,567
Holdings Count | Holding	288
Advisory Fees Paid, Amount	$ 2,907,641
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$235,942,567
Total number of portfolio holdings	288
Total advisory fees paid (net)	$2,907,641
Portfolio turnover rate	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.2%
Health care	14.6%
Financials	12.4%
Communication services	10.7%
Industrials	9.6%
Consumer staples	8.9%
Consumer discretionary	7.4%
Utilities	2.4%
Materials	0.8%
Real estate	0.1%
U.S. Government	6.1%
Preferred securities	0.1%
Other assets and liabilities, net	4.7%

Country Composition
United States	78.9%
United Kingdom	3.6%
France	2.6%
Taiwan	2.2%
China	1.9%
Denmark	1.8%
Switzerland	1.6%
Ireland	1.6%
Spain	1.1%
South Korea	1.1%
Other countries	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000113522 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class R2
Trading Symbol	JHARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R2/JHARX)	$166	1.64%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class R2/JHARX) returned 2.55% for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a rally in global equity markets, higher bond yields in most regions of the world, and a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers in global financial markets.
Cash | A small position in cash-equivalent securities provided a noteworthy level of interest income.
Emerging markets strategy | This strategy, which invests in stable, high-quality emerging market companies, contributed to the fund’s overall performance.
TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the U.S. dollar and Japanese yen.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class R2/JHARX)	2.55%	3.38%	1.69%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.66%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.65%	2.88%	2.00%
30% MSCI ACWI/70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.57%	3.88%	4.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 235,942,567
Holdings Count | Holding	288
Advisory Fees Paid, Amount	$ 2,907,641
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$235,942,567
Total number of portfolio holdings	288
Total advisory fees paid (net)	$2,907,641
Portfolio turnover rate	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.2%
Health care	14.6%
Financials	12.4%
Communication services	10.7%
Industrials	9.6%
Consumer staples	8.9%
Consumer discretionary	7.4%
Utilities	2.4%
Materials	0.8%
Real estate	0.1%
U.S. Government	6.1%
Preferred securities	0.1%
Other assets and liabilities, net	4.7%

Country Composition
United States	78.9%
United Kingdom	3.6%
France	2.6%
Taiwan	2.2%
China	1.9%
Denmark	1.8%
Switzerland	1.6%
Ireland	1.6%
Spain	1.1%
South Korea	1.1%
Other countries	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000107913 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class R6
Trading Symbol	JHASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R6/JHASX)	$123	1.21%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class R6/JHASX) returned 3.02% for the year ended July 31, 2025. The most significant factors affecting fund performance during the period included a rally in global equity markets, higher bond yields in most regions of the world, and a weaker U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers in global financial markets.
Cash | A small position in cash-equivalent securities provided a noteworthy level of interest income.
Emerging markets strategy | This strategy, which invests in stable, high-quality emerging market companies, contributed to the fund’s overall performance.
TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies weighed on performance, due in large part to weakness in the U.S. dollar and Japanese yen.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class R6/JHASX)	3.02%	3.78%	2.16%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07)%	1.66%
ICE BofA 0-3 Month U.S. Treasury Bill Index	4.65%	2.88%	2.00%
30% MSCI ACWI/70% Bloomberg Global Aggregate Bond (USD Hedged) Index	7.57%	3.88%	4.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 235,942,567
Holdings Count | Holding	288
Advisory Fees Paid, Amount	$ 2,907,641
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$235,942,567
Total number of portfolio holdings	288
Total advisory fees paid (net)	$2,907,641
Portfolio turnover rate	66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	89.1%
Information technology	22.2%
Health care	14.6%
Financials	12.4%
Communication services	10.7%
Industrials	9.6%
Consumer staples	8.9%
Consumer discretionary	7.4%
Utilities	2.4%
Materials	0.8%
Real estate	0.1%
U.S. Government	6.1%
Preferred securities	0.1%
Other assets and liabilities, net	4.7%

Country Composition
United States	78.9%
United Kingdom	3.6%
France	2.6%
Taiwan	2.2%
China	1.9%
Denmark	1.8%
Switzerland	1.6%
Ireland	1.6%
Spain	1.1%
South Korea	1.1%
Other countries	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
On June 26, 2025, the Board of Trustees of the fund approved a change to the fund’s fiscal year end from July 31 to August 31, effective August 1, 2025.
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 8-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents